Schedule of deferred tax (Details)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 SGD ($)
Income Tax Disclosure [Abstract]
Net operating loss carried forward	$ 8,843,748	$ 11,507,805	$ 10,094,281
Deferred tax assets, gross	1,503,437	1,956,327	1,716,028
Valuation allowance	(1,503,437)	(1,956,327)	(1,716,028)
Deferred tax assets, net of valuation allowance